Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares issued (in shares)	205,952,000	205,188,000
Common stock, shares outstanding (in shares)	199,078,909	203,688,118
Treasury stock (in shares)	6,873,000	1,500,000